Cover	Dec. 16, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 16, 2022
Entity File Number	001-40081
Entity Registrant Name	FIGURE ACQUISITION CORP. I
Entity Central Index Key	0001839550
Entity Tax Identification Number	85-4326385
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	650 California Street
Entity Address, Address Line Two	Suite 2700
Entity Address, City or Town	San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94108
City Area Code	628
Local Phone Number	210-6937
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.01 per share
Trading Symbol	FACA
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable warrants, each one whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	FACA.WS
Security Exchange Name	NYSE
Public Shares [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	FACA.U
Security Exchange Name	NYSE